Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income
Currency translation adjustment generated by the parent company	$ (7,202)	$ 7,541	$ (1,533)
Currency translation adjustment	4,216	(4,645)	740
Currency translation adjustment of equity affiliates	536	(1,657)	607
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,450)	1,239	(186)
Euro
Other comprehensive income
Currency translation adjustment generated by the parent company	(7,202)	7,541	(1,533)
Currency translation adjustment	4,654	(4,668)	636
Currency translation adjustment of equity affiliates	730	(851)	149
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(1,818)	2,022	(748)
Pound Sterling
Other comprehensive income
Currency translation adjustment	(180)	115	138
Currency translation adjustment of equity affiliates	4	(11)	(7)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(176)	104	131
Ruble
Other comprehensive income
Currency translation adjustment	(1)	(12)	7
Currency translation adjustment of equity affiliates	(27)	(886)	530
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(28)	(898)	537
Other currencies
Other comprehensive income
Currency translation adjustment	(257)	(80)	(41)
Currency translation adjustment of equity affiliates	(171)	91	(65)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	$ (428)	$ 11	$ (106)